SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Short-term investments
Short-term investments measured at fair value	¥ 205,861		¥ 182,556		$ 29,847
Changes in fair value of available-for-sale debt securities, net of tax	4,810	$ 697	8,312	¥ 1,137
Realized gains transferred from other comprehensive income to other income	4,464		7,801	970
Amount of credit loss recognized	0		0	¥ 0
Wealth Management Products
Short-term investments
Short-term investments measured at fair value	¥ 205,861		¥ 182,556